Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 92,180	€ 87,560
Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,729	2,585
Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,154	4,013
Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,642	2,447
Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,258	2,552
Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,554	9,059
Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,096	9,924
Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,835	25,457
Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,411	4,169
Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	27,500	27,356
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	59,882	57,609
Americas [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,289	2,138
Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,428	3,314
Americas [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	519	717
Americas [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,724	1,915
Americas [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,561	6,423
Americas [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,885	8,863
Americas [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	23,158	21,060
Americas [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,760	3,572
Americas [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,558	9,607
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	22,773	21,586
The Netherlands [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	311	395
The Netherlands [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	13	35
The Netherlands [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,050	1,669
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	73	247
The Netherlands [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,684	1,473
The Netherlands [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	191	188
The Netherlands [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,243	1,515
The Netherlands [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	136	115
The Netherlands [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	16,072	15,948
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,143	1,064
United Kingdom [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	128	127
United Kingdom [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	72	61
United Kingdom [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	154	132
United Kingdom [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	38	33
United Kingdom [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	234	213
United Kingdom [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	67	60
United Kingdom [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	449	438
Southern & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,497	1,419
Southern & Eastern Europe [member] | Asset backed securities [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		6
Southern & Eastern Europe [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6
Southern & Eastern Europe [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	224	210
Southern & Eastern Europe [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	71	116
Southern & Eastern Europe [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	176	148
Southern & Eastern Europe [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	45	51
Southern & Eastern Europe [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	975	889
Asia [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,609	5,696
Asia [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	128	52
Asia [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	584	537
Asia [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	73	61
Asia [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	384	323
Asia [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	928	815
Asia [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	742	595
Asia [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,966	2,486
Asia [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	402	370
Asia [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	401	457
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	260	176
Asset management [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1
Asset management [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	6
Asset management [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	154	121
Asset management [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	57	33
Asset management [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1
Asset management [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	44	17
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,046	1,362
Past due and impaired [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	909	918
Past due and impaired [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8	14
Past due and impaired [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	3
Past due and impaired [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	40
Past due and impaired [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	29
Past due and impaired [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	19
Past due and impaired [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	61	187
Past due and impaired [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	52	144
Past due and impaired [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 2	€ 8